Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Revenues	$ 1,964,332	$ 1,563,043	$ 1,320,641
Costs and expenses:
Cost of services, rentals, and sales (exclusive of items shown separately below)	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	244,915	208,097	193,992
General and administrative expenses	376,619	332,602	243,988
Reduction in value of assets			212,527
Income (loss) from operations	296,389	173,852	(81,396)
Other income (expense):
Interest expense, net of amounts capitalized	(72,994)	(56,480)	(49,702)
Interest income	6,226	5,135	926
Other income (expense)	(822)	825	571
Earnings (losses) from equity-method investments, net	16,394	8,245	(22,600)
Reduction in value of equity-method investment			(36,486)
Income (loss) from continuing operations before income taxes	245,193	131,577	(188,687)
Income taxes	85,804	45,431	(68,147)
Net income (loss) from continuing operations	159,389	86,146	(120,540)
Income (loss) from discontinued operations, net of income tax	(16,835)	(4,329)	18,217
Net income (loss)	$ 142,554	$ 81,817	$ (102,323)
Earnings Per Share, Basic [Abstract]
Income (loss) from continuing operations	$ 2.00	$ 1.09	$ (1.54)
Income (loss) from discontinued operations	$ (0.21)	$ (0.05)	$ 0.23
Net income (loss)	$ 1.79	$ 1.04	$ (1.31)
Earnings Per Share, Diluted [Abstract]
Income (loss) from continuing operations	$ 1.97	$ 1.08	$ (1.54)
Income (loss) from discontinued operations	$ (0.21)	$ (0.05)	$ 0.23
Net income (loss)	$ 1.76	$ 1.03	$ (1.31)
Weighted average common shares used in computing earnings per share:
Basic	79,654	78,758	78,171
Incremental common shares from stock options	1,271	840
Incremental common shares from restricted stock units	170	136
Diluted	81,095	79,734	78,171